The High
Yield Income
Fund, Inc.
---------------------
Semi-Annual Report
February 28, 1997

Letter to
Shareholders

                                         April 10, 1997
Dear Shareholder:

Performance At A Glance.
High yield corporate bonds were the securities of choice in the
U.S. bond market during the six months ended February 28, 1997, leading all other types of bonds in total return. The high coupons of these bonds and the strong profitability of most high yield issuers, plus falling interest rates, powered high yield ahead of all other fixed income markets. The High Yield
Income Fund generated a strong total return over the six months, although it was below the Lipper High Yield Closed-End Fund average because holdings with strong credit ratings generally did not perform as well as those with weaker ratings, and because of losses in holdings of select paging and wireless cable companies.

                                     FUND PERFORMANCE
                                      As of 2/28/97
                           Total Return   Total Return
NAV      Market Price
                             6 months      12 months
2/28/97      2/28/97
High Yield                     8.6%          12.6%
$7.46        $7.75
  Income Fund1
Lipper Closed-End             10.6%          15.2%
N/A          N/A
  High Current Yield Avg.2
Lipper Open-End                9.4%          13.4%
N/A          N/A
  High Current Yield Avg.3

1Source: Prudential Mutual Fund Management, Inc. Total return of the Fund represents the change in net asset value from the beginning of the period (8/31/96) through the end of the period
(2/28/97) and assumes the reinvestment of dividends and distributions. Shares of the Fund are traded on the NYSE using the symbol HYI. Past performance is no guarantee of future results.

2Source: Lipper Analytical Services, Inc. These are the average returns of 17 funds in the closed end high current yield category for six months and for one year.

3Source: Lipper Analytical Services, Inc. These are the average returns of 168 funds in the open end high current yield category for six months and 152 funds for one year.

Better-Rated
Junk Bonds?

We generally look for better-rated bonds, namely those in the B and BB categories within the junk bond market. Why?
Because we're cautious. If the economy
weakens, these bonds should hold their
value better than weaker-rated bonds
with more credit risk.

                     YIELD AND DIVIDEND
                       As of 2/28/97

            Total Monthly Dividends Paid Per Share

  Total Monthly Dividends,Paid Per Share        Yield At
Market Price
             6 months
              $0.39
10.1%

The Fund seeks high current income primarily by investing in corporate bonds rated BBB or lower by independent rating agencies. These bonds are below investment grade and are commonly known as junk bonds. Below investment grade bonds are subject to greater risk of default and higher volatility than investment grade bonds. The Fund is well diversified and we carefully research companies to find those with attractive yields and improving credit quality.

Our Strategy.
The six months ending February 28, 1997 were good for high yield bonds. Although these securities are commonly known as junk bonds, their return was anything but that -- the high yield market returned more than any other sector of the U.S. bond market during the six months.

The major factor driving high yield bonds higher was a low default rate. In addition, interest rates fell slightly over the six month period, and inflation remained under control. Also, the stock market was so strong that many of the better quality high yield companies were able to sell common stock and use those proceeds to reduce debt. This combination of good profits and stronger balance sheets cut the default rate of the high yield market in half, from about 3% in 1995 to 1.5% in calendar 1996.

Would Growth Slow?

We had expected slower economic growth late in 1996 and early in 1997. Therefore, we focused on the larger, stronger companies in the high yield market by buying bonds with weak BB and single B credit ratings, which have less risk than the weak single B- or CCC-rated bonds. We held more assets than the general market in defensive industries such as telecommunications, cable television and energy.

During the six months we benefited when the credit ratings of a number of our larger holdings were upgraded by rating agencies. These upgrades resulted either from a merger with a stronger company or because either Moody's or Standard & Poor's recognized that the strong profit growth and lower debt ratios of the company merited a better rating.

Unfortunately, our investments in the paging sector of the telecommunications market and the wireless sector of the cable television market did not perform as anticipated. Paging fell out of favor with investors because of increased competition and the need to spend large amounts of money to maintain high subscriber growth rates, and wireless cable bonds fell late in 1996 as expected mergers with local telephone companies did not occur.

What Went Well.

During the six months ending February 28, 1997, there was heavy merger activity in corporate America, and a number high yield companies merged into investment grade companies, generating strong capital gains for high yield bondholders.

We owned a position (0.5% of total net assets) in MFS
Communications, an expanding U.S. local telephone company which was acquired by WorldCom, the nation's fourth largest long distance telephone company.

In addition, Bell Cablemedia combined with Videotron
Holdings
(0.75% of assets). Both of these companies are leading cable/telephone companies in the United Kingdom, and their merger created a much stronger credit so that bonds of both companies rose strongly after their merger was announced.

And Not So Well.

In 1996, we were attracted to the great potential in the paging sector of the telecommunications industry and the wireless sector of the cable television industry. Paging offered strong growth, and wireless cable seemed like a natural match for local telephone companies looking to provide video to their customers, supplementing telephone service. Unfortunately, both industries ran into difficulty.

Paging encountered problems when the second-largest company, Mobilemedia, had difficulty integrating a major acquisition. This focused investors' attention on the higher than expected expenses that paging companies were facing to continue to increase their subscriber base. Because high levels of spending meant less opportunity to reduce debt, many investors became bearish on the sector.

We also experienced losses in wireless cable television, which earlier in 1996 seemed to offer competition to traditional hard-wire cable. We thought that the wireless cable companies would be natural candidates for mergers or joint ventures with local telephone companies as a result of the Federal Telecommunications Act of 1996. Unfortunately, these mergers did not occur on schedule, and these companies turned off investors. We reduced our holdings in this sector.

Looking Ahead.

We remain concerned that economic growth may slow later in 1997. We are also concerned about the large amount of new bonds that have been sold over the past several years. As a result, the default rate could increase this year. While we do not expect defaults to rise dramatically, we do believe that the default rate will drift higher.

Therefore, we are continuing our focus on defensive industries such as telecommunications and cable television, and we are holding less than a market share of cyclicals that benefit from a strong economy, like steel, forest products and retail.
We continue to focus on the larger companies in the high yield market, and on companies with credit ratings of single B and BB.

The average credit spread now paid by high yield issuers over the government bond rate is now less than three and a half percentage points, which is at a low level relative to the historical average. In this environment we believe that bonds of better quality high yield companies provide more value than lower rated credits. Simply stated, we feel investors are not being adequately compensated for owning bonds of the weaker companies, and this view is guiding our strategy for 1997.

Sincerely,

Lars M. Berkman
Co-Manager


Michael A. Snyder
Co-Manager


Richard A. Redeker
President

Portfolio of Investments as of February 28, 1997
(Unaudited)                                   THE HIGH YIELD
INCOME FUND, INC.
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)           (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--122.1%
ASSET BACKED SECURITIES--0.6%
------------------------------------------------------------
------------------------------------------------------------
------
Transportation--0.6%
USAir Pass-Through Trust Series 1989-A2
Total asset backed securities (cost $506,875)
B1                9.82%       1/01/13   $    500         $
506,875
------------------------------------------------------------
------------------------------------------------------------
------
CORPORATE BONDS--113.6%
------------------------------------------------------------
------------------------------------------------------------
------
Aerospace--3.5%
Fairchild Corp., Sub. Deb.
Caa              12.00       10/15/01        750
766,875
K & F Industries, Inc., Sr. Sec. Notes
B1               11.875      12/01/03        750 (b)
795,000
Talley Manufacturing & Technology, Inc., Sr. Notes
B2               10.75       10/15/03      1,250 (b)
1,306,250

-----------

2,868,125
------------------------------------------------------------
------------------------------------------------------------
------
Automotive Parts--3.7%
Foamex L.P., Sr. Sub. Deb.
B3               11.875      10/01/04      1,000 (b)
1,075,000
Foamex JPS Automotive, Sr. Sec'd Disc. Deb., Series B,
   Zero Coupon (until 7/1/99)
NR               14.00        7/01/04      1,000
910,000
JPS Automotive, Sr. Notes
B2               11.125       6/15/01      1,000 (b)
1,085,000

-----------

3,070,000
------------------------------------------------------------
------------------------------------------------------------
------
Cable--13.9%
Adelphia Communications Corp., Sr. Notes, Payment in
   kind
B3                9.50        2/15/04        849
772,531
American Telecasting, Inc., Sr. Disc. Notes, Zero Coupon
   (until 8/15/00)
Caa              14.50        8/15/05      1,500
420,000
Cablevision Systems Corp., Sr. Sub. Notes
B2                9.25       11/01/05        665 (c)
663,337
Comcast Corp., Sr. Sub. Deb.
B1               10.625       7/15/12      1,000 (b)
1,125,000
Comcast UK Cable Corp., Sr. Disc. Deb., Zero Coupon
   (until 11/15/00) (U.K.)
B2               11.20       11/15/07        250 (g)
178,125
Diamond Cable Communications PLC,
   Sr. Disc. Notes, Zero Coupon (until 12/15/00) (U.K.)
B3               11.75       12/15/05        500 (g)
345,000
   Sr. Disc. Notes, Zero Coupon (until 2/15/02)(U.K.)
B3               10.75        2/15/07        500 (g)
298,125
Echostar Satellite Broadcast Corp., Sr. Disc. Notes,
   Zero Coupon (until 3/15/00)
Caa              13.125       3/15/04        760
611,800
Falcon Holdings Corp. L.P., Sr. Sub. Notes, Payment in
   kind
NR               11.00        9/15/03      1,359
1,222,942

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     5

Portfolio of Investments as of February 28, 1997
(Unaudited)                                     THE HIGH
YIELD INCOME FUND, INC.
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)           (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Cable (cont'd.)
Heartland Wireless Communication, Inc., Sr. Notes
NR               13.00%       4/15/03   $    500         $
480,000
Intermedia Capital Partners L.P. Sr. Disc. Notes
B2               11.25        8/01/06        820
875,350
International Cabletel, Inc.,
   Sr. Def'd. Coupon Notes, Series B, Zero Coupon (until
      2/1/01)
B3               11.50        2/01/06        375
251,250
   Sr. Notes, Zero Coupon (until 10/15/98)
B3               10.875      10/15/03        500
427,500
Marcus Cable Operating Co., Sr. Notes Zero Coupon (until
   8/1/99)
B3               13.50        8/01/04      2,250
1,878,750
Rogers Cablesystems, Inc., Sr. Notes, (Canada)
Ba3              10.00        3/15/05      1,000 (b)(g)
1,065,000
Tevecap S.A., Sr. Notes (Brazil)
B2               12.625      11/26/04        500 (g)
537,500
United Int'l. Holdings, Inc., Sr. Disc. Notes
B3              Zero         11/15/99        500
365,000

-----------

11,517,210
------------------------------------------------------------
------------------------------------------------------------
------
Casinos--11.8%
Aztar Corp., Sr. Sub. Notes
B2               13.75       10/01/04        750
851,250
Boomtown Inc., First Mtge. Notes
B1               11.50       11/01/03      1,000 (b)
1,090,000
Colorado Gaming & Entertainment Co., Sr. Notes, Payment
   in kind
NR               12.00        6/01/03      1,322
1,282,340
Empress River Casino Finance Corp., Sr. Notes
Ba3              10.75        4/01/02        500 (b)
536,250
Grand Casino, Inc.
Ba3              10.125      12/01/03      1,000 (c)
1,030,000
Lady Luck Gaming Finance Corp.
B2               11.875       3/01/01      1,000 (b)
960,000
Louisiana Casino Cruises Inc., First Mtge. Notes
NR               11.50       12/01/98        500
510,000
Majestic Star Casino
B(h)             12.75        5/15/03      1,200
1,311,000
Riviera Holdings Corp.
B1               11.00       12/31/02        250
258,125
Showboat Marina Casino Participation First Mtge. Notes,
   Series B
B2               13.50        3/15/03        650
744,250
Trumps Atlantic City Assoc., First Mtge. Notes
B1               11.25        5/01/06        750
723,750
Trumps Castle Funding, Inc., First Mtge. Notes
Caa              11.75       11/15/03        500
440,000

-----------

9,736,965
------------------------------------------------------------
------------------------------------------------------------
------
Chemicals--1.7%
Applied Extrusion Technology, Inc., Sr. Notes, Series B
B2               11.50        4/01/02      1,000 (b)
1,070,000
Sterling Chemical Holdings, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 8/15/01)
Caa              13.50        8/15/08        140
95,900
   Sr. Sub. Notes
B3               11.75        8/15/06        250 (b)
272,500

-----------

1,438,400

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     6

Portfolio of Investments as of February 28, 1997
(Unaudited)                                     THE HIGH
YIELD INCOME FUND, INC.
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)           (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Conglomerate--2.7%
IMO Industries, Inc., Sr. Sub. Notes
Caa              11.75%       5/01/06   $    750         $
742,500
Interlake Corp., Sr. Sub. Deb. Notes
B3               12.125       3/01/02        250
260,000
Newflo Corp., Sub. Notes
B2               13.25       11/15/02      1,150 (b)
1,267,875

-----------

2,270,375
------------------------------------------------------------
------------------------------------------------------------
------
Consumer Products--4.8%
Hines Horticulture, Inc., Sr. Sub. Notes, Series B
B3               11.75       10/15/05      1,000 (b)
1,105,000
Lifestyle Furnishings, Inc., Sr. Sub. Notes
B1               10.875       8/01/06        500
550,000
MacAndrews & Forbes Group Holdings, Inc., Sub. Deb.
NR               13.00        3/01/99        500
500,625
Rayovac Corp., Sr. Sub. Notes
B3               10.25       11/01/06        500
525,000
Sealy Corp., Sr. Sub. Notes
B1               10.25        5/01/03        250 (b)
255,000
Twin Laboratories, Inc., Sr. Sub. Notes
B3               10.25        5/15/06      1,000
1,045,000

-----------

3,980,625
------------------------------------------------------------
------------------------------------------------------------
------
Drugs & Health Care--2.5%
Imed Corp., Sr. Sub. Notes
B3                9.75       12/01/06        490
508,375
Owens & Minor, Inc., Sr. Sub. Notes
B1               10.875       6/01/06        750 (b)
824,063
Paracelsus Healthcare Corp., Sr. Sub. Notes
B1               10.00        8/15/06        750
735,000

-----------

2,067,438
------------------------------------------------------------
------------------------------------------------------------
------
Energy--4.1%
AES China Generating Co., Notes (Bermuda)
Ba3              10.125      12/15/06        500 (g)
530,000
Falcon Drilling Inc., Sr. Sub. Notes, Series B
B3               12.50        3/15/05        500
557,500
Long Island Lighting Co.,
Ba3               9.00       11/01/22        250
263,905
Maxus Energy Corp., Medium Term Note
B1               10.83        9/01/04      1,000
1,110,000
Petroleum Heat & Power Inc., Sub. Deb.
B2                9.375       2/01/06      1,000 (b)
965,000

-----------

3,426,405
------------------------------------------------------------
------------------------------------------------------------
------
Financial--1.5%
AmeriCredit Corp., Sr. Notes
Ba2               9.25        2/01/04        500
496,250
First Nationwide Holdings, Inc.,
   Sr. Notes
B2               12.50        4/15/03        300
339,000
   Sr. Sub. Notes
Ba3              10.625      10/01/03        400
442,000

-----------

1,277,250

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     7

Portfolio of Investments as of February 28, 1997
(Unaudited)                                     THE HIGH
YIELD INCOME FUND, INC.
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)           (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Food & Beverage--7.6%
Curtice Burns Foods, Inc., Sr. Sub. Notes
B3               12.25%       2/01/05   $    750 (b)     $
802,500
Del Monte Corp., Sub. Notes, Payment in kind (cost
   $1,008,786; purchased - 3/12/93)
NR               12.25        9/01/02      1,081 (d)
1,103,041
Envirodyne Industries Inc., First Priority Sr. Sec'd.
   Notes, Series B
B1               12.00        6/15/00        750 (b)
813,750
Fresh Del Monte Produce, N.V., Sr. Notes
   (Netherlands-Antille)
Caa              10.00        5/01/03      1,500 (g)
1,492,500
Pilgrim's Pride Corp., Sr. Sub. Notes
B3               10.875       8/01/03        745
774,800
PSF Finance L.P., Sr. Sec'd. Notes, Payment in kind
   (cost $322,822; purchased - 3/8/94)
NR               11.00        9/17/03        308 (d)
335,183
Specialty Foods Corp., Sr. Notes, Series B
B3               11.125      10/01/02      1,000 (b)
1,005,000

-----------

6,326,774
------------------------------------------------------------
------------------------------------------------------------
------
Leisure--3.0%
Plitt Theatres, Inc., Sr. Sub. Notes (Canada)
B3               10.875       6/15/04      1,000 (b)(g)
1,015,000
United Artists, Inc., Sr. Sec'd. Notes
Ba3              11.50        5/01/02      1,400 (c)
1,470,000

-----------

2,485,000
------------------------------------------------------------
------------------------------------------------------------
------
Lodging--3.0%
HMC Acquisition Properties, Inc., Sr. Notes, Series B
Ba3               9.00       12/15/07        500
518,750
HMH Properties, Inc., Sr. Sec'd Notes
Ba3               9.50        5/15/05      1,000
1,052,500
Host Marriott Travel Plazas, Inc., Sr. Notes
B1                9.50        5/15/05        900
947,250

-----------

2,518,500
------------------------------------------------------------
------------------------------------------------------------
------
Media--8.2%
Benedek Broadcasting Corp., Sr. Notes
Ba3              11.875       3/01/05      1,040 (c)
1,167,400
Globo Communications, Sr. Notes (Brazil)
B+(h)            10.50       12/20/06        260 (g)
265,525
Grupo Televisa S.A., Sr. Notes, Series B (Mexico)
NR               11.875       5/15/06      1,000 (g)
1,120,000
Jacor Communications Inc., Sr. Sub. Notes
B2                9.75       12/15/06        750 (b)
795,000
Newcity Communications, Inc., Sr. Sub. Notes
B3               11.375      11/01/03      1,000 (b)
1,115,000
Paxson Communications Corp., Sr. Sub. Notes
B3               11.625      10/01/02      1,750 (b)
1,863,750
TV Azteca S.A, de CV Sr. Notes, Series B (Mexico)
Ba3              10.50        2/15/07        500 (g)
507,500

-----------

6,834,175
------------------------------------------------------------
------------------------------------------------------------
------
Miscellaneous Services--2.6%
Coinstar, Inc., Sr. Sub. Disc. Notes, Zero Coupon (until
   10/1/99) (cost $178,997; purchased - 10/17/96)
NR               13.00       10/01/06        250 (d)(f)
181,250
Interact Systems, Inc., Sr. Disc. Notes, Zero Coupon
   (until 8/1/99)
NR               14.00        8/01/03      1,100
594,000
United Stationers Supply Co., Sr. Sub. Notes
B3               12.75        5/01/05      1,250 (c)
1,412,500

-----------

2,187,750

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     8

Portfolio of Investments as of February 28, 1997
(Unaudited)                                     THE HIGH
YIELD INCOME FUND, INC.
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)           (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Paper & Packaging--7.9%
App Int'l. Finance Co., Sec'd. Notes
   (Netherlands-Antilles)
Ba3              11.75%      10/01/05   $    750 (c)(g)  $
826,875
Gaylord Container Corp., Sr. Sub. Disc. Notes
Caa              12.75        5/15/05      1,245 (b)
1,378,837
Ivex Packaging Corp., Sr. Sub. Notes
B3               12.50       12/15/02      1,600 (c)
1,744,000
Mail Well Envelope Corp., Sr. Sub. Notes
B2               10.50        2/15/04        500
517,500
Maxxam Group Holdings Inc., Sr. Sec'd Notes
B3               12.00        8/01/03        200
209,000
Pacific Lumber Co., Sr. Notes
B3               10.50        3/01/03        500 (b)
515,000
Silgan Corp., Sr. Sub. Notes
B3               11.75        6/15/02      1,250 (b)
1,337,500

-----------

6,528,712
------------------------------------------------------------
------------------------------------------------------------
------
Printing--1.2%
Petersen Publishing Co., Sr. Sub. Notes
B3               11.125      11/15/06        450
491,625
Sullivan Graphics Inc., Sr. Sub. Notes
Caa              12.75        8/01/05        500
525,000

-----------

1,016,625
------------------------------------------------------------
------------------------------------------------------------
------
Retail--3.8%
K- Mart Corp.
Ba3               8.25        1/01/22        750 (b)
663,750
K- Mart Corp.
Ba3               8.375       7/01/22        500 (b)
435,000
Phar Mor Inc., Notes
B3               11.72        9/11/02      1,250 (c)
1,325,000
Speedy Muffler King Inc., Sr. Notes (Canada)
B1               10.875      10/01/06        650 (b)(g)
692,250

-----------

3,116,000
------------------------------------------------------------
------------------------------------------------------------
------
Steel & Metals--1.9%
Kaiser Aluminum & Chemical Corp., Sr. Sub. Notes
B2               12.75        2/01/03        960 (c)
1,056,000
WCI Steel, Inc., Sr. Notes
B2               10.00       12/01/04        500
525,000

-----------

1,581,000
------------------------------------------------------------
------------------------------------------------------------
------
Supermarkets--3.3%
Jitnay-Jungle Stores Inc., Sr. Notes
B2               12.00        3/01/06      1,000 (b)
1,110,000
Ralphs Grocery Co., Sr. Sub. Notes
B(h)             13.75        6/15/05      1,500 (b)
1,597,500

-----------

2,707,500
------------------------------------------------------------
------------------------------------------------------------
------
Technology--0.7%
Unisys Corp., Sr. Notes
B1               11.75       10/15/04        500 (b)
545,000

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     9

Portfolio of Investments as of February 28, 1997
(Unaudited)                                     THE HIGH
YIELD INCOME FUND, INC.
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)           (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Telecommunications--18.5%
CCPR Services Inc., Sr. Sub. Notes
B2               10.00%       2/01/07   $  1,000         $
1,000,000
Cellnet Data Systems, Inc., Sr. Disc. Notes, Zero Coupon
   (until 6/15/00) (cost $809,745; purchased - 6/6/95)
NR               13.00        6/15/05      1,250 (d)
887,500
Centennial Cellular Corp., Sr. Notes
B1               10.125       5/15/05        750 (b)
780,000
Clearnet Communications, Inc., Sr. Disc. Notes, Zero
   Coupon (until 12/15/00) (Canada)
B3               14.75       12/15/05        750 (g)
498,750
Geotek Communications, Inc., Sr. Sub. Conv. Notes, (cost
   $1,000,000; purchased - 3/5/96)
Caa              12.00        2/15/01      1,000 (d)
960,000
GST Telecommunciations, Inc., Sr. Disc. Conv. Notes,
   Zero Coupon (until 12/15/00)
NR               13.875      12/15/05        110
85,800
GST USA, Inc., Sr. Disc. Notes, Zero Coupon (until
   12/15/00)
NR               13.875      12/15/05        880
563,200
ICG Holdings, Sr. Disc. Notes, Zero Coupon (until
   9/15/00)
NR               13.50        9/15/05      2,000
1,450,000
ImpSat Corp., Sr. Notes
B2               12.125       7/15/03      1,000
1,070,000
Intermedia Communications, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 5/15/01)
B3               12.50        5/15/06        500
345,000
   Sr. Notes
B3               13.50        6/01/05        750 (b)
862,500
International Wireless Communications, Sr. Disc. Notes
NR              Zero          8/15/01        650
370,500
Ionica PLC, Sr. Notes Senior Note (U.K.)
NR               13.50        8/15/06        500 (g)
525,000
Mcleod Inc., Sr. Disc. Notes, Zero Coupon (until 3/1/02)
B3               10.50        3/01/07      1,150
692,875
Metrocall, Inc., Sr. Sub. Notes
B3               10.375      10/01/07      1,500 (c)
1,346,250
Omnipoint Corp., Sr. Notes
B2               11.625       8/15/06        375
371,250
Pagemart Nationwide, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 11/1/98)
NR               12.25       11/01/03      1,000
820,000
   Sr. Disc. Notes, Zero Coupon (until 2/1/00)
NR               15.00        2/01/05      1,250
887,500
Paging Network, Inc., Sr. Sub. Notes
B2               10.125       8/01/07        750 (b)
742,500
UNIFI Communications Inc., Sr. Notes
NR               14.00        3/01/04        275 (f)
286,000
Winstar Communications, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 10/15/00)
NR               14.00       10/15/05        950
584,250
   Sr. Sub. Disc. Conv. Notes, Zero Coupon (until
      10/15/00)
NR               14.00       10/15/05        325
214,500

-----------

15,343,375
------------------------------------------------------------
------------------------------------------------------------
------
Textiles--1.7%
Polysindo Int'l. Finance Co., BV (Indonesia)
Ba3              11.375       6/15/06      1,250 (b)(g)
1,365,625

-----------
Total corporate bonds (cost $90,478,653)
94,208,829

-----------

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     10

Portfolio of Investments as of February 28, 1997
(Unaudited)                                     THE HIGH
YIELD INCOME FUND, INC.
------------------------------------------------------------
--------------------

Value
Value
Description (a)                       Shares          (Note
1)      Description (a)                       Warrants
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
COMMON STOCKS(e)--1.4%
WARRANTS(e)--0.4%
Mail Well Holding, Inc.                12,784        $
254,082
Pagemart Nationwide, Inc.               3,500
24,500
PSF Finance L.P. (cost $943,947;
   purchased - 3/8/94)                 27,924 (d)
767,910
Rite Aid Corp.                          1,852
78,016
                                                     -------
----
Total common stocks (cost $968,447)
1,124,508
                                                     -------
----
PREFERRED STOCKS--6.1%
Benedek Communications Corp. (cost
   $500,000; purchased -                5,000
592,500
Cablevision Systems Corp.,
   11.125%, Payment in kind               235
21,444
   11.75%, Payment in kind              9,842
932,529
   Series M, 11.125%, Payment in kind      42
383,250
Chancellor Broasdcasting Co.           10,000
1,127,500
ICG Holdings, Inc.                        556
628,280
SFX Broadcasting Inc., Series E,
   12.625%, Payment in kind             5,000
513,750
Silgan Holdings, Inc.                      23
26,680
Silgan Holdings, Inc., 13.25%,
   Payment 4/25/99 in kind                721
836,360
                                                     -------
----
Total preferred stocks (cost
   $4,560,389)
5,062,293
                                                     -------
----
WARRANTS(e)--0.4%
American Telecasting, Inc.,
   expiring 6/15/99                     1,500        $
4,500
Benedek Communications Corp.,
   expiring 7/1/07                      5,000 (d)
17,500
Cellnet Data Systems, Inc.,
   expiring
   6/15/05 (cost $0; purchased -
   6/6/95)                              5,000 (d)
90,000
Clearnet Communications, Inc.,
   expiring 9/15/05 (Canada)            2,475 (g)
13,612

Coinstar, Inc., expiring 10/1/06          250 (d)(f)
0
Foamex JPS Automotive L.P.,
   7/1/99                               1,000
25,000
Heartland Wireless Communication,
   Inc., expiring 12/31/00              3,000
6,000
ICG Communications expiring 9/15/05     9,900
128,700
Interact Systems, Inc., expiring
   8/1/03                               1,100
275
Intermedia Communications, Inc.,
   expiring 6/1/00 (cost $0;
   purchased - 5/25/96)                   750 (d)
15,000
International Wireless
   Communications Holdings, Inc.,
   expiring 8/15/01                       650
7
Nextel Communications, Inc.,
   expiring 4/25/99                      1,000
10
Pagemart Nationwide Inc., expiring
   11/1/03                               4,600
24,150
Sterling Chemical Holdings, Inc.,
   expiring 8/15/08                       140
4,900
UNIFI Communications Inc., expiring
   3/1/07                                 275 (f)
0
United Int'l. Holdings, Inc.,
   expiring 11/15/99                      500
3,750
                                                     -------
----
Total warrants (cost $0)
333,404
                                                     -------
----
Total Investments--122.1%
(cost $96,514,364; Note 3)
101,235,909
Liabilities in excess of
   other assets--(22.1)%
(18,350,228)
                                                     -------
----
Net Assets--100%
$82,885,681
                                                     -------
----
                                                     -------
----

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     11

Portfolio of Investments as of February 28, 1997
(Unaudited)                                     THE HIGH
YIELD INCOME FUND, INC.
------------------------------------------------------------
--------------------

------------------------------------------------------------
------------------------------------------------------------
------
(a) The following abbreviations are used in portfolio
descriptions:
(b) Total segregated as collateral for line of credit.
Aggregate value of segregated securities--$34,232,400; (Note
4).
(c) Portion of security segregated as collateral for line of credit. Aggregate value of segregated securities--
$8,190,212; (Note
   4).
(d) Indicates a security restricted as to resale; the
aggregate cost of such securities is $4,844,297. The
aggregate value
   $4,932,384 is approximately 6.0% of net assets.
(e) Non-income producing securities.
(f) Consists of more than one class of securities traded
together as a unit; generally bonds with attached stock or
warrants.
(g) US $ Denominated Bonds-Foreign Issuers.
(h) Standard & Poor's Rating.
NR--Not rated by Moody's or Standard & Poor's.

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     12

THE HIGH YIELD INCOME FUND, INC.
Statement of Assets and Liabilities (Unaudited)

Assets                                          February 28,
1997
Investments, at value (cost $96,514,364).....     $
101,235,909
Interest receivable..........................
2,253,660
Receivable for investments sold..............
1,576,870
Prepaid expenses and other assets............
1,536
                                                ------------
-----
   Total assets..............................
105,067,975
                                                ------------
-----
Liabilities
Bank overdraft...............................
209,108
Loan payable (Note 4)........................
20,000,000
Payable for investments purchased............
1,526,069
Accrued expenses.............................
181,251
Loan interest payable........................
97,187
Deferred directors' fees.....................
62,738
Dividends payable............................
53,966
Management fee payable.......................
51,975
                                                ------------
-----
   Total liabilities.........................
22,182,294
                                                ------------
-----
Net Assets...................................     $
82,885,681
                                                ------------
-----
                                                ------------
-----
Net assets were comprised of:
   Common stock, at par......................     $
111,172
   Paid-in capital in excess of par..........
100,045,545
                                                ------------
-----

100,156,717
   Distributions in excess of net investment
      income.................................
(314,352)
   Accumulated net realized loss on
      investments............................
(21,678,229)
   Net unrealized appreciation on
      investments............................
4,721,545
                                                ------------
-----
   Net assets, February 28, 1997.............     $
82,885,681
                                                ------------
-----
                                                ------------
-----
Net asset value and redemption price per
   share
   ($82,885,681 / 11,117,233 shares of common
   stock issued and outstanding).............
$7.46
                                                ------------
-----
                                                ------------
-----

THE HIGH YIELD INCOME FUND, INC.
Statement of Operations (Unaudited)

                                                   Six
Months
                                                      Ended
Net Investment Income                           February 28,
1997
Income
   Interest..................................      $
5,200,105
   Dividends.................................
523
                                                ------------
-----

5,200,628
                                                ------------
-----
Expenses
   Management fee............................
284,376
   Custodian's fees and expenses.............
89,000
   Reports to shareholders...................
35,000
   Audit fee and expenses....................
27,000
   Transfer agent's fees and expenses........
25,000
   Directors' fees and expenses..............
20,000
   Registration fees.........................
13,000
   Legal fees and expenses...................
5,000
   Miscellaneous.............................
2,871
                                                ------------
-----
      Total operating expenses...............
501,247
   Loan interest expense (Note 4)............
635,208
                                                ------------
-----
      Total expenses.........................
1,136,455
                                                ------------
-----
Net investment income........................
4,064,173
                                                ------------
-----
Realized and Unrealized
Gain (Loss) on Investments
Net realized loss on investment
   transactions..............................
(15,784)
Net change in unrealized
   appreciation/depreciation
   on investments............................
2,678,934
                                                ------------
-----
Net gain on investments......................
2,663,150
                                                ------------
-----
Net Increase in Net Assets
Resulting from Operations....................      $
6,727,323
                                                ------------
-----
                                                ------------
-----

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     13

THE HIGH YIELD INCOME FUND, INC.
Statement of Cash Flows (Unaudited)

                                                   Six
Months
                                                     Ended
                                                  February
28,
Increase (Decrease) in Cash                           1997
Cash flows provided from operating activities:
   Interest and dividends received (excluding
      discount amortization of $792,246).......   $
4,514,199
   Operating expenses paid.....................
(564,573)
   Loan interest paid..........................
(645,903)
   Maturities of short-term portfolio
      investments, net.........................
1,018,000
   Purchases of long-term portfolio
      investments..............................
(47,147,367)
   Proceeds from disposition of long-term
      portfolio investments....................
46,627,588
   Prepaid expenses............................
(58)
                                                  ----------
--
   Net cash provided from operating
      activities...............................
3,801,886
                                                  ----------
--
Cash flows used for financing activities:
   Cash dividends paid (excluding reinvestment
      of dividends of $313,075)................
(4,011,484)
                                                  ----------
--
Net decrease in cash...........................
(209,598)
Cash at beginning of period....................
490
                                                  ----------
--
Cash at end of period..........................   $
(209,108)
                                                  ----------
--
                                                  ----------
--
Reconciliation of Net Increase in Net Assets to
Net Cash Provided from Operating Activities
Net increase in net assets resulting from
   operations..................................   $
6,727,323
                                                  ----------
--
Increase in investments........................
(344,318)
Net realized loss on investment transactions...
15,784
Net change in net unrealized
   appreciation/depreciation on investments....
(2,678,934)
Increase in receivable for investments sold....
(1,450,557)
Decrease in interest receivable................
107,510
Increase in prepaid expenses and other
   assets......................................
(58)
Increase in payable for investments
   purchased...................................
1,499,157
Decrease in accrued expenses and other
   liabilities.................................
(74,021)
                                                  ----------
--
   Total adjustments...........................
(2,925,437)
                                                  ----------
--
Net cash provided from operating activities....   $
3,801,886
                                                  ----------
--
                                                  ----------
--

THE HIGH YIELD INCOME FUND, INC.
Statement of Changes in Net Assets (Unaudited)

                                     Six Months
                                        Ended
Year Ended
Increase in                         February 28,
August 31,
Net Assets                              1997
1996
Operations
   Net investment income........     $ 4,064,173         $
8,429,945
   Net realized loss on
      investment transactions...         (15,784)
(1,029,187)
   Net change in unrealized
      appreciation/depreciation
      of investments............       2,678,934
2,821,958
                                  -----------------    -----
----------
   Net increase in net assets
      resulting from
      operations................       6,727,323
10,222,716
Dividends paid to shareholders
   from net investment income...      (4,064,173)
(8,429,945)
Dividends paid to shareholders
   in excess of net investment
   income.......................        (264,622)
--
Return of capital
   distribution.................              --
(507,104)
Net asset value of shares issued
   to shareholders in
   reinvestment of dividends....         313,075
633,799
                                  -----------------    -----
----------
Total increase..................       2,711,603
1,919,466
Net Assets
Beginning of period.............      80,174,078
78,254,612
                                  -----------------    -----
----------
End of period...................     $82,885,681
$80,174,078
                                  -----------------    -----
----------
                                  -----------------    -----
----------

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     14

Notes to Financial Statements                   THE HIGH
YIELD INCOME FUND, INC.
------------------------------------------------------------
--------------------
The High Yield Income Fund, Inc. (the 'Fund') was organized
in Maryland on
August 21, 1987 as a diversified, closed-end management
investment company. The
Fund's primary investment objective is to maximize current
income to
shareholders through investment in a diversified portfolio
of high-yield,
fixed-income securities rated in the medium to lower
categories by recognized
rating services, or non-rated securities of comparable
quality. As a secondary
investment objective, the Fund will seek capital
appreciation, but only when
consistent with its primary objective. The ability of
issuers of debt securities
held by the Fund to meet their obligations may be affected
by economic or
political developments in a specific industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund in the preparation of its financial statements. Security Valuation: Portfolio securities that are actively traded in the over-the-counter market, including listed securities for
which the primary
market is believed to be over-the-counter, are valued at the mean between the
most recently quoted bid and asked prices provided by
principal market makers.
Any security for which the primary market is on an exchange
is valued at the
last sales price on such exchange on the day of valuation
or, if there was no
sale on such day, the last bid price quoted on such day.
Securities issued in
private placements are valued at the mean between the bid
and asked prices
provided by principal market makers. Any security for which
a reliable market
quotation is unavailable is valued at fair value as
determined in good faith by
or under the direction of the Fund's Board of Directors. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
In connection with transactions in repurchase agreements
with U.S. financial
institutions, it is the Fund's policy that its custodian or
designated
subcustodians, as the case may be under triparty repurchase
agreements, take
possession of the underlying collateral securities, the
value of which exceeds
the principal amount of the repurchase transaction including accrued interest.
If the seller defaults and the value of the collateral
declines, or if
bankruptcy proceedings are commenced with respect to the
seller of the security,
realization of the collateral by the Fund may be delayed or
limited.
The Fund may invest up to 20% of its total assets in
securities which are not
readily marketable, including those which are restricted as
to disposition under
securities law ('restricted securities').
Cash Flow Information: The Fund invests in securities and
distributes dividends
from net investment income which are paid in cash or are
reinvested at the
discretion of shareholders. These activities are reported in the Statement of
Changes in Net Assets and additional information on cash
receipts and cash
payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value, accruing income on
PIK (payment-in-kind)
securities and amortizing discounts on debt obligations.
Cash, as used in the
Statement of Cash Flows, is the amount reported as 'Cash' in the Statement of
Assets and Liabilities.
Security Transactions and Investment Income: Security
transactions are recorded
on the trade date. Realized and unrealized gains and losses
from securities
transactions are calculated on the identified cost basis.
Interest income which
is comprised of three elements: stated coupon rate, original issue discount and
market discount, is recorded on the accrual basis. Dividend
income is recorded
on the ex-dividend date. Expenses are recorded on the
accrual basis which may
require the use of certain estimates by management.
Federal Income Taxes: It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to
regulated investment
companies and to distribute all of its taxable income to
shareholders.
Therefore, no federal income tax provision is required. Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and make distributions at least annually of
net capital gains, if
any. Dividends and distributions are recorded on the ex-
dividend date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Reclassification of Capital Accounts: The Fund accounts and
reports for
distributions to shareholders in accordance with the
American Institute of
Certified Public Accountants' Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement Presentation of Income,
Capital Gain, and
Return of Capital Distributions by Investment Companies. For
the year ended
August 31, 1996, the effect caused by this statement was to
decrease paid-in
capital in excess of par by $512,797 and increase
------------------------------------------------------------
--------------------
                                     -----
Notes to Financial Statements                   THE HIGH
YIELD INCOME FUND, INC.
------------------------------------------------------------
--------------------
undistributed net investment income by $512,797. Net
investment income, net
realized gains and net assets were not affected by this
change.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual
Fund Management, Inc.
('PMF'). Pursuant to this agreement, PMF has responsibility
for all investment
advisory services and supervises the subadviser's
performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation ('PIC'). PIC furnishes investment advisory
services in connection
with the management of the Fund. PMF pays for the services
of PIC, the cost of
compensation of officers of the Fund, occupancy and certain
clerical and
bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The management fee paid PMF is computed weekly and payable
monthly, at an annual
rate of .70 of 1% of the Fund's average weekly net assets. PMF and PIC are indirect, wholly-owned subsidiaries of The Prudential Insurance
Company of America ('Prudential').
------------------------------------------------------------
Note 3. Portfolio Securities
Purchases and sales of investment securities, other than
short-term investments,
for the six months ended February 28, 1997 aggregated
$48,643,025 and
$48,078,145, respectively.
The cost basis of investments for federal income tax
purposes at February 28,
1997 was $96,516,474 and net unrealized appreciation
including short-term
investments, for federal income tax purposes was $4,719,435
(gross unrealized
appreciation-$5,895,123; gross unrealized depreciation-
$1,175,688).
The Fund had a capital loss carryforward as of August 31,
1996 of approximately
$21,657,800 of which $514,200 expires in 1998, $6,419,700
expires in 1999,
$8,891,400 expires in 2000, $263,000 expires in 2003 and
$5,569,500 expires in
2004. Accordingly, no capital gains distribution is expected to be paid to
shareholders until net realized gains have been realized in
excess of such
amounts.
------------------------------------------------------------
Note 4. Borrowings
The Fund has approved a $20,000,000 uncommitted line of
credit with State Street
Bank & Trust Co. Interest on any such borrowings outstanding fluctuates daily,
at one percentage point over the Federal Funds rate.
The average daily balance outstanding and the maximum face
amount of borrowings
outstanding at any month end for the six months ended
February 28, 1997 was
$20,000,000 at a weighted average interest rate of 6.3%.
------------------------------------------------------------
Note 5. Capital
There are 200 million shares of $.01 par value common stock
authorized.
Prudential owned 11,000 shares of common stock as of
February 28, 1997.
During the year ended February 28, 1997 and the fiscal year
ended August 31,
1996 the Fund issued 42,265 and 85,572 shares, respectively, in connection with
the reinvestment of dividends.
------------------------------------------------------------
Note 6. Dividends and Distributions
On March 3 and April 1, 1997 the Board of Directors of the
Fund declared
dividends of $.060 per share payable on March 31 and April
30, respectively, to
shareholders of record on March 14 and April 15, 1997,
respectively.
------------------------------------------------------------
--------------------
                                     -----

Financial Highlights                            THE HIGH
YIELD INCOME FUND, INC.
------------------------------------------------------------
--------------------

Six Months

Ended                          Year Ended August 31,

February 28,     -------------------------------------------
------------

1997          1996        1995        1994        1993
1992

------       -------     -------     -------     -------
-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period(a).............       $
7.24       $  7.12     $  7.21     $  7.75     $  7.46     $
6.84

------       -------     -------     -------     -------
-------
Net investment income...............................
 .37           .77         .86         .87        1.01
 .90
Net realized and unrealized gain (loss) on
   investments......................................
 .24           .16        (.08)       (.46)        .18
 .62

------       -------     -------     -------     -------
-------
   Total from investment operations.................
 .61           .93         .78         .41        1.19
1.52

------       -------     -------     -------     -------
-------
Dividends paid to shareholders from net investment
   income...........................................
(.37)         (.77)       (.87)       (.91)       (.90)
(.90)
Distributions to shareholders in excess of net
   investment income................................
(.02)           --          --        (.04)         --
--
Return of capital distributions.....................
--          (.04)         --          --          --
--

------       -------     -------     -------     -------
-------
   Total dividends and distributions................
(.39)         (.81)       (.87)       (.95)       (.90)
(.90)

------       -------     -------     -------     -------
-------
Net asset value, end of period(a)...................       $
7.46       $  7.24     $  7.12     $  7.21     $  7.75     $
7.46

------       -------     -------     -------     -------
-------

------       -------     -------     -------     -------
-------
Market price per share, end of period(a)............       $
7.75       $  7.75     $  8.00     $  8.00     $  8.75     $
7.75

------       -------     -------     -------     -------
-------

------       -------     -------     -------     -------
-------
TOTAL INVESTMENT RETURN(b)..........................
5.37%         8.05%      12.84%       3.21%      26.80%
31.79%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................       $
82,885       $80,174     $78,255     $78,525     $83,789
$80,007
Average net assets (000)............................       $
81,250       $79,408     $76,345     $83,241     $80,747
$77,579
Ratio of expenses to average net assets.............
2.83%         2.89%       3.03%       2.29%       2.20%
1.55%
Ratio of net investment income to average net
   assets...........................................
10.11%        10.62%      12.36%      11.49%      13.47%
12.35%
Portfolio turnover rate.............................
49%           97%        106%         79%         83%
74%
Asset coverage......................................
525%          501%        491%        493%        519%
500%
Total debt outstanding at period end (000)..........       $
20,000       $20,000     $20,000     $20,000     $20,000
$20,000

---------------
(a) NAV and market value are published in The Wall Street
Journal each Monday.
(b) Total investment return is calculated assuming a
purchase of common stock at
    the current market price on the first day and a sale at
the closing market
    price on the last day of each period reported. Dividends
are assumed, for
    purposes of this calculation, to be reinvested at prices
obtainable under
    the Fund's dividend and reinvestment plan. This amount
does not reflect
    brokerage commissions.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     17

Directors
Delayne D. Gold
Donald D. Lennox
Edward D. Beach
Eugene C. Dorsey
Harry A. Jacobs, Jr.
Louis A. Weil, III
Mendel A. Melzer
Nancy H. Teeters
Richard A. Redeker
Robert F. Gunia
Thomas H. O'Brien
Thomas T. Mooney

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Marguerite E.H. Morrison, Assistant Secretary

Manager
Prudential Mutual Fund Management, Inc.
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Custodian and Transfer Agent
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Dechert Price & Rhoads
1500 K Street N.W.
Washington, D.C. 20005

The accompanying financial statements as of February 28, 1997, were not audited and, accordingly, no opinion is expressed on them.

This report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of fund shares.

The High Yield Income Fund, Inc.
One Seaport Plaza
New York, NY 10292

Toll free (800) 451-6788

The views expressed in this report and information about the fund's holdings are for the period covered by this report and are subject to change thereafter.

429904105